Land Use Rights (Tables)	12 Months Ended
Dec. 31, 2018
Land Use Rights [Abstract]
Schedule of land use right
Amount
COST
At January 1, 2017	691,618
additions for the year	-
translation adjustment	42,635
At December 31, 2017	734,253
additions for the year	-
translation adjustment	(35,198)
At December 31, 2018	699,055

AMORTIZATION
At January 1, 2017	(66,724)
charge for the year	(14,307)
translation adjustment	(4,569)
At December 31, 2017	(85,600)
charge for the year	(15,545)
translation adjustment	4,593
At December 31, 2018	(95,552)

CARRYING AMOUNTS
At December 31, 2017	648,653
At December 31, 2018	603,503

Schedule of location
Location	Expiry date of tenure	Land area (m2)
Longshan Road, Economic development District, Taihu County	2062-05-23	2,440
Longshan Road, Economic development District, Taihu County	2061-11-06	7,405